Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Balance Sheet (Parentheticals) - $ / shares	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares	3,255,593				31,921,634
Ordinary Shares (in Dollars per share)	$ 10.92				$ 10.15
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares	3,255,593	31,921,634	31,921,634	31,921,634
Ordinary Shares (in Dollars per share)	$ 10.72	$ 10.15	$ 10.15	$ 10.15
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	7,980,409
Ordinary shares, shares outstanding	7,980,409
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued		7,980,409	7,980,409	7,980,409	7,980,409
Ordinary shares, shares outstanding		7,980,409	7,980,409	7,980,409	7,980,409
As Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
As Reported [Member] | Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares		3,255,593	5,228,218	3,255,593
Ordinary Shares (in Dollars per share)		$ 10.78	$ 10.55	$ 10.78
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued		7,980,409		7,980,409
Ordinary shares, shares outstanding		7,980,409		7,980,409
As Reported [Member] | Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued			7,980,409
Ordinary shares, shares outstanding			7,980,409